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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE
QUARTER ENDING September 30, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED,IS NO LONGER WARRANTED, OR HAS BEEN DENIED.

                             UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F/A

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Relational Investors LLC
Address:  12400 High Bluff Drive, Suite 600
          San Diego, CA 92130

13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:


/s/ J. SITLANI   San Diego, California   02/13/09

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   $ 273,788

List of Other Included Managers:
NONE

                                                      FORM 13F INFORMATION TABLE

                                TITLE               VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL DSCRETN  MANAGERS    SOLE    SHARED  NONE
--------------------         --------- ---------  --------  ---------  --- ---- -------  -------- ---------  ------  ----
Plantronics, Inc.                COM   727493108  $ 44,718  1,985,702  SH        SOLE             1,985,702
Burlington Northern Santa
  Fe. Corp                       COM   12189T104  $108,032  1,168,800  SH        SOLE             1,168,800
Genzyme Corporation              COM   372917104  $102,419  1,266,151  SH        SOLE             1,266,151
Zebra Technologies Corp.         COM   989207105  $ 18,619    668,533  SH        SOLE               668,533